Financial Instruments	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS

Note 12 - FINANCIAL INSTRUMENTS

Fair values

The Company’s financial instruments from continuing operations approximate include cash and cash equivalents and prepaid expenses and other current assets which approximate to fair value due to their short-term nature and include cash accounts. The Company’s borrowings approximate fair value as the rates of interest are similar to what they would receive from other financial institutions. The carrying amounts of these financial assets and liabilities are a reasonable estimate of their fair values because of their current nature.

The Company’s financial instruments from discontinued operations include cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, net accounts receivable, prepaid expenses and other current assets, accounts payable, deposits payable, mark to market liabilities for open trading positions, accrued expenses and other current liabilities, advance from customers, and income tax payable. The carrying amounts of these financial instruments are a reasonable estimate of their fair values because of their current nature.

The following table summarizes the carrying values of the Company’s financial assets and liabilities:

	December 31, 2018	December 31, 2017
Cash and cash equivalents of continuing operations	$7,696,699	$4,628,392
Prepaid expenses and other current assets	532,289	-
Other assets of discontinued operations	-	15,932,083
Other financial liabilities(i)	3,130,766	2,409,803
liabilities of discontinued operations	$-	$14,218,356

(i)	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.

The Company classifies its fair value measurements in accordance with the three level fair value hierarchy as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices), and

Level 3 – Inputs that are not based on observable market data.

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2018 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$7,865,345	$-	$-	$7,865,345
Cash and cash equivalents of discontinued operations	-	-	-	-
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations		-	-	-
Total Financial assets	$7,865,345	$-	$-	$7,865,345
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	-	-	-	-
Total Financial Liabilities	$-	$-	$-	$-

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2017 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$4,628,392	$-	$-	$4,628,392
Cash and cash equivalents of discontinued operations	3,068,307	-	-	3,068,307
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations	12,763,576	-	-	12,763,576
Total Financial Assets	$20,460,275	$-	$-	$20,460,275
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	12,628,742	-	-	12,628,742
Total Financial Liabilities	$12,628,742	$-	$-	$12,628,742

Interest rate and credit risk

Financial instruments that potentially subject the Company to concentrations of credit risks consist principally of cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, and net accounts receivable. The Company minimizes the interest rate and credit risk of cash by placing deposits with financial institutions located in Hong Kong and Mainland China. Credit risk of cash and cash equivalents is managed by depositing cash at global or PRC state-owned or renowned financial institutions where certain government regulations are in place to protect clients’ cash balances. Credit risk from transaction monetary assets held for clients and mark to market assets for open trading positions encompasses the default risk of forex trading transaction. Management believes that there is no significant credit risk arising from the Company’s financial instruments.

Financial assets past due

The Company did not have any financial assets that are past due that are not impaired at December 31, 2018.

The following table provides information regarding the aging of financial assets that are past due, but which are not impaired at December 31, 2017:

	Less than 90 days	90 days to 1 year	Over 1 year	Carrying Value
Accounts receivable, net	$411,070	$-	$-	$411,070

The Company determines past due amounts by reference to terms agreed with individual clients. None of the net amounts outstanding have been challenged by the respective clients and the Company continues to conduct business with them on an ongoing basis and does not consider its current accounts receivable to be past due.